Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2025
Customer concentration risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2023	2024	2025
Customer A	11%	*	*

	As of
	December 31,
Accounts receivable	2024	2025
Customer C	*	15%

Supplier concentration risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Costs	2023	2024	2025
Supplier II	*	*	10%

	As of
	December 31,
Accounts payable	2024	2025
Supplier I	14%	16%

*The percentage was below 10% for the period.